Other operating income (expense), net	12 Months Ended
Dec. 31, 2017
Other operating income (expense), net
Other operating income (expense), net

7.          Other operating income (expense), net

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Gain (loss) on disposal of property, plant and equipment and assets classified as held-for-sale	17,513	(1,846)	28,949
Impairment loss recognized on property, plant and equipment	—	(7,529)	—
Government funding(Note 11.5)	27,444	9,542	2,697
Loss on deconsolidation of subsidiaries	—	—	(57)
Others	—	10	5
	44,957	177	31,594

The gain on disposal of property, plant and equipment and assets classified as held-for-sale for the year ended December 31, 2017 was primarily due to the gain arising from the disposal of equipment of which US$6.9 million was related to sale and lease back transactions as disclosed in Note 43.

The loss on disposal of property, plant and equipment and assets classified as held-for-sale for the year ended December 31, 2016 was primarily due to the loss arising the disposal of equipment and the gain arising from the sales of the staff living quarters in Beijing to employees.

The gain on disposal of property, plant and equipment and assets classified as held-for-sale for the year ended December 31, 2015 was primarily from the sales of the staff living quarters in Shanghai and Beijing to employees.